Label	Element	Value
Victory Select Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Victory Select Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $50,000 in the Victory Funds. More information about these and other discounts is available from your Investment Professional and in Investing with Victory on page 12 of the Fund's Prospectus and in Additional Purchase, Exchange and Redemption Information on page 44 of the Fund's Statement of Additional Information (SAI).

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Feb. 28, 2019
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 77% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	77.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $50,000 in the Victory Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is designed to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods shown and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund pursues its investment objective by investing primarily in equity securities of established large cap U.S. companies and foreign issuers that are traded on U.S. exchanges (including ADRs). The Fund will hold approximately 20-30 stocks. The Adviser may consider cash flow, book value, dividend yield, growth potential, quality of management, adequacy of revenues, earnings capitalization, relation to historical earnings, the value of the issuer's underlying assets, and expected future relative earnings growth. The Adviser will pursue investments that provide above average dividend yield or potential for appreciation. At times, the Fund may hold up to 25% of the Fund in cash or cash equivalents.

The Fund invests in both growth and value securities:

  Growth securities are stocks of companies that the Adviser believes will experience earnings growth; and
  Value securities are stocks that the Adviser believes are intrinsically worth more than their market value.

The Adviser may sell a security if it believes the price objective for the stock has been reached, if nore attractive opportunities are identified, or if the fundamentals of the company deteriorate.

There is no guarantee that the Fund will achieve its objective.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund is non-diversified. As such, the Fund may invest a larger portion of its assets in a smaller number of issuers. This could make the Fund more susceptible to economic or credit risks than a diversified fund.

The Fund’s investments are subject to the following principal risks:

  The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. Price changes may be temporary or last for extended periods.
  Holding cash or cash equivalents, even strategically, may lead to missed investment opportunities. This is particularly true when the market for other investments in which the Fund may invest in is rapidly rising.
  Growth stocks may be more sensitive to changes in current or expected earnings than the values of other stocks, and they may fall out of favor if the companies' earnings growth does not meet expectations.
  Value stocks may fall out of favor with investors and may underperform growth stocks in an up market. The intrinsic value of value stocks may never be fully recognized by the market or their price may decline.
  The portfolio manager does not execute the Fund's principal investment strategies effectively.
  Foreign securities (including ADRs) could be affected by factors not present in the U.S., including expropriation, confiscation of property, and difficulties in enforcing contracts. Compared to U.S. companies, there generally is less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign companies. Foreign securities generally experience more volatility than their domestic counterparts.

You may lose money by investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time.

By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather changes in the value of their investment.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is non-diversified. As such, the Fund may invest a larger portion of its assets in a smaller number of issuers. This could make the Fund more susceptible to economic or credit risks than a diversified fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table that follow indicate the risks of investing in the Fund. We assume reinvestment of dividends and distributions.

The table shows how the average annual total returns for Class A and Class I shares of the Fund, including applicable maximum sales charges, compare to those of the S&P 500 Index. We calculate after-tax returns using the historical highest individual federal marginal income tax rates and we do not reflect the effect of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you own your Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one class and after-tax returns for other classes will vary. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at VictoryFunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow indicate the risks of investing in the Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	VictoryFunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Returns for Class A Shares (Results do not include a sales charge. If one were included, results would be lower.)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	(Results do not include a sales charge. If one were included, results would be lower.)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest/lowest quarterly results during this time period were:
Highest	4.61% (quarter ended June 30, 2014)
Lowest	-2.73% (quarter ended March 31, 2015)

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2014
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.61%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.73%)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	We calculate after-tax returns using the historical highest individual federal marginal income tax rates and we do not reflect the effect of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you own your Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only one class and after-tax returns for other classes will vary.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For the Periods ended December 31, 2015)
Victory Select Fund | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.38%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.36%	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 02, 2014
Victory Select Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (load) (as a percentage of the lower of purchase or sale price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	2.25%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2]
Total Annual Fund Operating Expense	rr_ExpensesOverAssets	3.16%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.00%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.16%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 686
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	922
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,602
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 3,412
Annual Return 2014	rr_AnnualReturn2014	10.13%
Annual Return 2015	rr_AnnualReturn2015	(0.43%)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(6.20%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.66%	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 02, 2014
Victory Select Fund | Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(6.69%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.99%	[1]
Victory Select Fund | Class A | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(3.10%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.17%	[1]
Victory Select Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of purchase or sale price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.65%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2]
Total Annual Fund Operating Expense	rr_ExpensesOverAssets	1.31%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.40%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.91%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 93
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	290
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	597
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,467
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(0.11%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.99%	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 02, 2014

[1]	Inception dates of Class A and Class I shares are January 2, 2014. The index returns correspond to an inception date of January 2, 2014.
[2]	Acquired Fund Fees and Expenses ("AFFE") are fees and expenses of investment companies in which the Fund invests which are indirectly incurred by the Fund.
[3]	The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding AFFE, and certain other items such as interest, taxes and brokerage commissions) of Class A and Class I shares do not exceed 1.15% and 0.90%, respectively, until at least February 28, 2019. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to any operating expense limits in effect at the time of the original waiver or expense reimbursement and at the time of recoupment or reimbursement. This agreement may only be terminated by the Fund's Board of Trustees.